October 17, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for American Beacon Zebra Large Cap Equity Fund (“Fund”), a series of American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on October 1, 2012 (Accession Number: 0000898432-12-001080), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (817) 391-6170.

Very truly yours,

/s/ Rosemary Behan

Rosemary Behan

Attachments

Cc:	John Okray
American Beacon Advisors, Inc.

Francine J. Rosenberger
K&L Gates LLP